Financial Instruments - Fair Values and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 51,951	€ 43,681
Cash flows	4,407	9,296
Changes in fair value	53	(1,026)
Ending balance	56,411	51,951
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	25,717	17,961
Cash flows	(4,774)	7,756
Ending balance	20,943	25,717
Bank Overdraft and Short Term Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	25,967	24,427
Cash flows	9,181	1,540
Ending balance	35,148	25,967
Losses on derivative financial instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	267	1,293
Changes in fair value	53	(1,026)
Ending balance	€ 320	€ 267